May 25, 2011	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:   Christina DiAngelo and Houghton R. Hallock Jr., Esq.

Re:	Dreyfus Cash Management—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Cash Management (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement contains a Prospectus/Information Statement (the “Prospectus/Information Statement”), notifying shareholders of Dreyfus Cash Management Plus, Inc. (the “Acquired Fund”), of the pending transfer of the Acquired Fund’s assets, subject to its liabilities, to the Registrant.  The Acquired Fund and the Registrant (each, a “Fund” and together, the “Funds”) are each a money market fund that seeks to maintain a $1.00 price per share and is subject to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund is an open-end investment company advised by The Dreyfus Corporation (“Dreyfus”).

Shareholders of the Acquired Fund will receive Institutional shares, Agency shares, Administrative shares, Investor shares or Participant shares (or fractions thereof) of the Registrant equal in value to the aggregate net asset value of the shareholder’s Institutional shares, Agency shares, Administrative shares, Investor shares, Participant shares, Service shares or Select shares of the Acquired Fund as of the date of the reorganization.  The Registrant’s shares received by each Acquired Fund shareholder will be of the same share class as the shareholder’s Acquired Fund shares, except that holders of Service shares and Select shares of the Acquired Fund will receive Participant shares of the Registrant.  Shareholders of the Acquired Fund are not being asked to vote to approve the reorganization, as the reorganization satisfies the stated conditions under Rule 17a-8 under the 1940 Act, and there is no state law requirement to obtain shareholder approval of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Acquired Fund intends to mail its Prospectus/Information Statement to shareholders in early July 2011 to its shareholders of record as of the close of business on June 21, 2011.

The Registrant has been determined to be the accounting survivor of the reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the Funds’ independent registered public accounting firms and counsel to the Funds and to the independent board members of the Funds.  These factors include those noted below:

•
Investment Adviser.  As described in the Registration Statement, the Funds have the same investment adviser.  The primary portfolio manager of each Fund is Patricia A. Larkin.  Dreyfus will continue to serve as investment adviser to the combined fund, and Ms. Larkin will continue to serve as the combined fund’s primary portfolio manager.

•
Investment Objectives, Policies and Restrictions.  As described in the Registration Statement, each Fund has the same investment objective and substantially similar investment policies and restrictions.  Each Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.  Each Fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; and asset-backed securities.  Normally, the Registrant, like the Acquired Fund, invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.  The Registrant’s investment objective, policies and restrictions will be used to manage the combined fund after the reorganization.

•
Expense Structure and Expense Ratios.  As described in the Registration Statement, the Funds have substantially similar expense structures.  In addition, each class of shares of the Registrant had a comparable total annual expense ratio as the corresponding class of shares of the Acquired Fund, and Participant shares of the Registrant had a lower total annual expense ratio than Service shares and Select shares of the Acquired Fund, based on the expenses of each fund as of the fund’s most recent fiscal year end.  The Registrant’s expense structure, including its class structure and the management and Rule 12b-1 fees, will be the expense structure of the combined fund after the reorganization.

•
Asset Size.  The Registrant is substantially larger than the Acquired Fund.  As of January 31, 2011, the Registrant and the Acquired Fund had net assets of approximately $28.9 billion and $6.4 billion, respectively.

•
Portfolio Composition.  Because the Funds have the same investment objective and substantially similar investment policies and restrictions, the Funds have significant portfolio holdings overlap.  It is not currently expected that any of the Acquired Fund’s portfolio holdings will be sold in connection with the reorganization.  The portfolio composition of the combined fund after the reorganization will be based on the Registrant’s investment objective, policies and restrictions.

It is appropriate for the Registrant to be the accounting survivor because the Registrant’s investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund.  In addition, the Registrant has a substantially larger asset base than the Acquired Fund.  The Registrant’s adviser and primary portfolio manager will continue in their roles for the combined fund after the reorganization.  Finally, the portfolio composition of the combined fund after the reorganization will be based on the Registrant’s investment objective, policies and restrictions.

The Registrant’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

DREYFUS CASH MANAGEMENT
200 Park Avenue
New York, New York  10166

May 25, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Christina DiAngelo and Houghton R. Hallock Jr., Esq.

Re:	Dreyfus Cash Management (811- 04175)
Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS CASH MANAGEMENT

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President